Financial instruments (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2018
Financial instruments [Line Items]
Company	SQM S.A.
Notional amount	$ 39,031	$ 282,914
Current maturities	39,031	282,914
Borrowing costs	(2,250)	(2,336)
Total	36,781	280,578
NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	33,154	24,390
Current maturities	33,154	24,390
LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	5,877	258,524
Current maturities	$ 5,877	$ 258,524
Single series bond One [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01/28/2021	04/21/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.38%	5.50%
Effective rate	1.95%	0.43%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 4,648	$ 252,674
Current maturities	4,648	252,674
Borrowing costs	(433)	(386)
Total	4,215	252,288
Single series bond One [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	4,648	0
Current maturities	4,648	0
Single series bond One [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	252,674
Current maturities	$ 0	$ 252,674
Single series bond Two [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	04/03/2021	01/28/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	3.63%	4.38%
Effective rate	1.08%	2.35%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 2,658	$ 4,648
Current maturities	2,658	4,648
Borrowing costs	(614)	(433)
Total	2,044	4,215
Single series bond Two [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	4,648
Current maturities	0	4,648
Single series bond Two [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,658	0
Current maturities	$ 2,658	$ 0
Single series bond Three [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	05/07/2021	04/03/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.25%	3.63%
Effective rate	3.59%	1.42%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 7,508	$ 2,658
Current maturities	7,508	2,658
Borrowing costs	(679)	(614)
Total	6,829	2,044
Single series bond Three [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	7,508	0
Current maturities	7,508	0
Single series bond Three [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	2,658
Current maturities	$ 0	$ 2,658
Single Series Bond Four [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	-	-
Maturity date	01/22/2021	05/07/2020
Currency or adjustment index	US$	US$
Payment of interest	Semiannual	Semiannual
Nominal rate	4.25%	4.25%
Effective rate	4.17%	4.07%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 2,869	$ 2,869
Current maturities	2,869	2,869
Borrowing costs	(237)	(679)
Total	2,632	2,190
Single Series Bond Four [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Single Series Bond Four [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	2,869	2,869
Current maturities	$ 2,869	$ 2,869
Series H bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	564	564
Maturity date	01/05/2021	01/05/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	4.90%	4.90%
Effective rate	0.58%	1.36%
Repayment	Semiannual	Semiannual
Notional amount	$ 18,212	$ 17,166
Current maturities	18,212	17,166
Borrowing costs	(172)	(139)
Total	18,040	17,027
Series H bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	18,212	17,166
Current maturities	18,212	17,166
Series H bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series O bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	699	699
Maturity date	02/01/2021	02/01/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.80%	3.80%
Effective rate	2.24%	2.41%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 962	$ 890
Current maturities	962	890
Borrowing costs	(82)	(67)
Total	880	823
Series O bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	962	890
Current maturities	962	890
Series O bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series P bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	563	563
Maturity date	01/15/2021	01/15/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.25%	3.25%
Effective rate	2.37%	2.71%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 1,824	$ 1,686
Current maturities	1,824	1,686
Borrowing costs	(12)	(12)
Total	1,812	1,674
Series P bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	1,824	1,686
Current maturities	1,824	1,686
Series P bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	$ 0	$ 0
Series Q bonds [Member]
Financial instruments [Line Items]
Tax ID No.	93.007.000-9	93.007.000-9
Company	SQM S.A.	SQM S.A.
Country	Chile	Chile
Number of registration or ID of the instrument	700	700
Maturity date	06/01/2021	06/01/2020
Currency or adjustment index	UF	UF
Payment of interest	Semiannual	Semiannual
Nominal rate	3.45%	3.45%
Effective rate	2.92%	3.11%	3.45%
Repayment	Upon maturity	Upon maturity
Notional amount	$ 350	$ 323
Current maturities	350	323
Borrowing costs	(21)	(6)
Total	329	317
Series Q bonds [Member] | NotLaterThanThreeMonths [Member]
Financial instruments [Line Items]
Notional amount	0	0
Current maturities	0	0
Series Q bonds [Member] | LaterThanThreeMonthsAndNotLaterThanOneYear [Member]
Financial instruments [Line Items]
Notional amount	350	323
Current maturities	$ 350	$ 323